Going Concern (Details Narrative) (USD $)	216 Months Ended
	Oct. 31, 2013	Jul. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit, approximate estimate	$ 367,000,000	$ (368,000,000)
Working capital deficiency		(6,700,000)
Working capital deficiency	$ (6,600,000)